Guarantees, Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Schedule of Guarantor Obligations
Table 14.1 shows carrying value, maximum exposure to loss on our guarantees and the related non-investment grade amounts.

Table 14.1: Guarantees – Carrying Value and Maximum Exposure to Loss

	December 31, 2015
		Maximum exposure to loss
(in millions)	Carrying value	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
Standby letters of credit (1)	$38	16,360	9,618	4,116	642	30,736	8,981
Securities lending and other indemnifications	—	—	—	—	1,841	1,841	—
Written put options (2)	371	7,387	6,463	4,505	1,440	19,795	9,583
Loans and MHFS sold with recourse	62	112	723	690	6,434	7,959	4,864
Factoring guarantees	—	1,598	—	—	—	1,598	1,598
Other guarantees	28	62	17	17	2,482	2,578	53
Total guarantees	$499	25,519	16,821	9,328	12,839	64,507	25,079
	December 31, 2014
		Maximum exposure to loss
(in millions)	Carrying value	Expires in one year or less	Expires after one year through three years	Expires after three years through five years	Expires after five years	Total	Non-investment grade
Standby letters of credit (1)	$41	16,271	10,269	6,295	645	33,480	8,447
Securities lending and other indemnifications	—	—	2	2	5,948	5,952	—
Written put options (2)	469	7,644	5,256	2,822	2,409	18,131	7,902
Loans and MHFS sold with recourse	72	131	486	822	5,386	6,825	3,945
Factoring guarantees	—	3,460	—	—	—	3,460	3,460
Other guarantees	24	9	85	22	2,158	2,274	69
Total guarantees	$606	27,515	16,098	9,963	16,546	70,122	23,823

(1)
Total maximum exposure to loss includes direct pay letters of credit (DPLCs) of $11.8 billion and $15.0 billion at December 31, 2015 and 2014, respectively. We issue DPLCs to provide credit enhancements for certain bond issuances. Beneficiaries (bond trustees) may draw upon these instruments to make scheduled principal and interest payments, redeem all outstanding bonds because a default event has occurred, or for other reasons as permitted by the agreement. We also originate multipurpose lending commitments under which borrowers have the option to draw on the facility in one of several forms, including as a standby letter of credit. Total maximum exposure to loss includes the portion of these facilities for which we have issued standby letters of credit under the commitments.

(2)	Written put options, which are in the form of derivatives, are also included in the derivative disclosure in Note 16 (Derivatives).

Significant Components of Assets Pledged
Table 14.2 provides the total carrying amount of pledged assets by asset type. The table excludes pledged consolidated VIE assets of $5.6 billion and $5.8 billion at December 31, 2015 and 2014, respectively, which can only be used to settle the liabilities of those entities. The table also excludes $7.3 billion and $10.1 billion in assets pledged in transactions accounted for as secured borrowings at December 31, 2015 and 2014, respectively. See Note 8 (Securitizations and Variable Interest Entities) for additional information on consolidated VIE assets and secured borrowings.

Table 14.2: Pledged Assets

	Dec 31,	Dec 31,
(in millions)	2015	2014
Trading assets and other (1)	$73,396	49,685
Investment securities (2)	113,912	101,997
Mortgages held for sale and loans (3)	453,058	418,338
Total pledged assets	$640,366	570,020

(1)
Represent assets pledged to collateralize repurchase agreements and other securities financings. Balance includes $73.0 billion and $49.4 billion at December 31, 2015 and 2014, respectively, under agreements that permit the secured parties to sell or repledge the collateral.

(2)
Includes carrying value of $6.5 billion and $6.6 billion (fair value of $6.5 billion and $6.8 billion) in collateral for repurchase agreements at December 31, 2015 and 2014, respectively, which are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Also includes $13.0 billion and $164 million in collateral pledged under repurchase agreements at December 31, 2015 and 2014, respectively, that permit the secured parties to sell or repledge the collateral. Substantially all other pledged securities are pursuant to agreements that do not permit the secured party to sell or repledge the collateral.

(3)
Includes mortgages held for sale of $8.7 billion at both December 31, 2015 and 2014. Balance consists of mortgages held for sale and loans that are pledged under agreements that do not permit the secured parties to sell or repledge the collateral. Amounts exclude $1.3 billion and $1.7 billion at December 31, 2015 and 2014, respectively, of pledged loans recorded on our balance sheet representing certain delinquent loans that are eligible for repurchase primarily from GNMA loan securitizations. See Note 8 (Securitizations and Variable Interest Entities) for additional information.

Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending
Table 14.3 presents resale and repurchase agreements subject to master repurchase agreements (MRA) and securities borrowing and lending agreements subject to master securities lending agreements (MSLA). We account for transactions subject to these agreements as collateralized financings, and those with a single counterparty are presented net on our balance sheet, provided certain criteria are met that permit balance sheet netting. Most transactions subject to these agreements do not meet those criteria and thus are not eligible for balance sheet netting.
Collateral we pledged consists of non-cash instruments, such as securities or loans, and is not netted on the balance sheet against the related liability. Collateral we received includes securities or loans and is not recognized on our balance sheet. Collateral pledged or received may be increased or decreased over time to maintain certain contractual thresholds, as the assets underlying each arrangement fluctuate in value. Generally, these agreements require collateral to exceed the asset or liability recognized on the balance sheet. The following table includes the amount of collateral pledged or received related to exposures subject to enforceable MRAs or MSLAs. While these agreements are typically over-collateralized, U.S. GAAP requires disclosure in this table to limit the amount of such collateral to the amount of the related recognized asset or liability for each counterparty.
In addition to the amounts included in Table 14.3, we also have balance sheet netting related to derivatives that is disclosed in Note 16 (Derivatives).

Table 14.3: Offsetting – Resale and Repurchase Agreements

	Dec 31,	Dec 31,
(in millions)	2015	2014
Assets:
Resale and securities borrowing agreements
Gross amounts recognized	$74,935	58,148
Gross amounts offset in consolidated balance sheet (1)	(9,158)	(6,477)
Net amounts in consolidated balance sheet (2)	65,777	51,671
Collateral not recognized in consolidated balance sheet (3)	(65,035)	(51,624)
Net amount (4)	$742	47
Liabilities:
Repurchase and securities lending agreements
Gross amounts recognized (5)	$91,278	56,583
Gross amounts offset in consolidated balance sheet (1)	(9,158)	(6,477)
Net amounts in consolidated balance sheet (6)	82,120	50,106
Collateral pledged but not netted in consolidated balance sheet (7)	(81,772)	(49,713)
Net amount (8)	$348	393

(1)	Represents recognized amount of resale and repurchase agreements with counterparties subject to enforceable MRAs or MSLAs that have been offset in the consolidated balance sheet.

(2)
At December 31, 2015 and 2014, includes $45.7 billion and $36.8 billion, respectively, classified on our consolidated balance sheet in federal funds sold, securities purchased under resale agreements and other short-term investments and $20.1 billion and $14.9 billion, respectively, in loans.

(3)
Represents the fair value of collateral we have received under enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized asset due from each counterparty. At December 31, 2015 and 2014, we have received total collateral with a fair value of $84.9 billion and $64.5 billion, respectively, all of which, we have the right to sell or repledge. These amounts include securities we have sold or repledged to others with a fair value of $51.1 billion at December 31, 2015 and $40.8 billion at December 31, 2014.

(4)	Represents the amount of our exposure that is not collateralized and/or is not subject to an enforceable MRA or MSLA.

(5)	For additional information on underlying collateral and contractual maturities, see the "Repurchase and Securities Lending Agreements" section in this Note.

(6)	Amount is classified in short-term borrowings on our consolidated balance sheet.

(7)
Represents the fair value of collateral we have pledged, related to enforceable MRAs or MSLAs, limited for table presentation purposes to the amount of the recognized liability owed to each counterparty. At December 31, 2015 and 2014, we have pledged total collateral with a fair value of $92.9 billion and $56.5 billion, respectively, of which, the counterparty does not have the right to sell or repledge $6.9 billion at both December 31, 2015 and 2014.

(8)	Represents the amount of our obligation that is not covered by pledged collateral and/or is not subject to an enforceable MRA or MSLA.

Underlying Collateral Types and Contractual Maturities of Repurchase Agreements and Securities Lending Agreements
Table 14.4 provides the underlying collateral types of our gross obligations under repurchase and securities lending agreements.

Table 14.4: Underlying Collateral Types of Gross Obligations

December 31, 2015
(in millions)	Total Gross Obligation
Repurchase agreements:
Securities of U.S. Treasury and federal agencies	$32,254
Securities of U.S. States and political subdivisions	7
Federal agency mortgage-backed securities	37,033
Non-agency mortgage-backed securities	1,680
Corporate debt securities	4,674
Asset-backed securities	2,275
Equity securities	2,457
Other	1,162
Total repurchases	81,542
Securities lending:
Securities of U.S. Treasury and federal agencies	61
Federal agency mortgage-backed securities	76
Corporate debt securities	899
Equity securities (1)	8,700
Total securities lending	9,736
Total repurchases and securities lending	$91,278

(1)
Equity securities are generally exchange traded and either re-hypothecated under margin lending agreements or obtained through contemporaneous securities borrowing transactions with other counterparties.

Table 14.5 provides the contractual maturities of our gross obligations under repurchase and securities lending agreements.

Table 14.5: Contractual Maturities of Gross Obligations

	December 31, 2015
(in millions)	Overnight/Continuous	Up to 30 days	30-90 days	>90 days	Total Gross Obligation
Repurchase agreements	$58,021	19,561	2,935	1,025	81,542
Securities lending	7,845	362	1,529	—	9,736
Total repurchases and securities lending (1)	$65,866	19,923	4,464	1,025	91,278

(1)
Repurchase and securities lending transactions are largely conducted under enforceable master lending agreements that allow either party to terminate the transaction on demand. These transactions have been reported as continuous obligations unless the MRA or MSLA has been modified with an overriding agreement that specifies an alternative termination date.